Supplemental Guarantor Information	12 Months Ended
Dec. 31, 2015
Guarantees [Abstract]
Supplemental Guarantor Information
 SUPPLEMENTAL GUARANTOR INFORMATION
In December 1999, Apache Finance Canada issued approximately $300 million of publicly-traded notes due in 2029, which are fully and unconditionally guaranteed by Apache. The following condensed consolidating financial statements are provided as an alternative to filing separate financial statements.
Apache Finance Canada is 100 percent owned by Apache Corporation. As such, these condensed consolidating financial statements should be read in conjunction with Apache’s consolidated financial statements and notes thereto, of which this note is an integral part.

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
	(In millions)
REVENUES AND OTHER:
Oil and gas production revenues	$1,446	$—	$5,064	$—	$6,510
Equity in net income (loss) of affiliates	(5,254)	(740)	57	5,937	—
Other	(71)	54	96	19	98
Gain (loss) on divestiture	36	—	245	—	281
	(3,843)	(686)	5,462	5,956	6,889
OPERATING EXPENSES:
Lease operating expenses	399	—	1,455	—	1,854
Gathering and transportation	35	—	176	—	211
Taxes other than income	103	—	179	—	282
Exploration	2,096	—	675	—	2,771
General and administrative	296	—	65	19	380
Depreciation, depletion, and amortization	966	—	2,334	—	3,300
Asset retirement obligation accretion	15	—	130	—	145
Impairments	3,885	—	5,587	—	9,472
Transaction, reorganization, and separation	132	—	—	—	132
Financing costs, net	475	(14)	50	—	511
	8,402	(14)	10,651	19	19,058
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(12,245)	(672)	(5,189)	5,937	(12,169)
Provision for income taxes	(2,065)	11	1,044	—	(1,010)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS
INCLUDING NONCONTROLLING INTEREST	(10,180)	(683)	(6,233)	5,937	(11,159)
Net loss from discontinued operations, net of tax	(172)	—	664	—	492
NET INCOME (LOSS) INCLUDING
NONCONTROLLING INTEREST	(10,352)	(683)	(5,569)	5,937	(10,667)
Net income attributable to noncontrolling interest	—	—	(315)	—	(315)
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK	$(10,352)	$(683)	$(5,254)	$5,937	$(10,352)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK	$(10,355)	$(683)	$(5,254)	$5,937	$(10,355)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
For the Year Ended December 31, 2014

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
	(In millions)
REVENUES AND OTHER:
Oil and gas production revenues	$3,399	$—	$9,396	$—	$12,795
Equity in net income (loss) of affiliates	(3,489)	(1,191)	73	4,607	—
Other	375	55	(150)	5	285
Gain (loss) on divestiture	(1,031)	—	(577)	—	(1,608)
	(746)	(1,136)	8,742	4,612	11,472
OPERATING EXPENSES:
Lease operating expenses	509	—	1,729	—	2,238
Gathering and transportation	58	—	215	—	273
Taxes other than income	206	—	371	—	577
Exploration	1,966	—	533	—	2,499
General and administrative	370	—	78	5	453
Depreciation, depletion, and amortization	1,493	—	3,033	—	4,526
Asset retirement obligation accretion	31	—	123	—	154
Impairments	1,626	—	5,476	—	7,102
Transaction, reorganization, and separation	67	—	—	—	67
Financing costs, net	372	(24)	65	—	413
	6,698	(24)	11,623	5	18,302
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(7,444)	(1,112)	(2,881)	4,607	(6,830)
Provision for income taxes	789	6	(1,313)	—	(518)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS
INCLUDING NONCONTROLLING INTEREST	(8,233)	(1,118)	(1,568)	4,607	(6,312)
Net income from discontinued operations, net of tax	(127)	—	(1,580)	—	(1,707)
NET INCOME (LOSS) INCLUDING
NONCONTROLLING INTEREST	(8,360)	(1,118)	(3,148)	4,607	(8,019)
Net income attributable to noncontrolling interest	—	—	341	—	341
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK	$(8,360)	$(1,118)	$(3,489)	$4,607	$(8,360)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK	$(8,361)	$(1,118)	$(3,489)	$4,607	$(8,361)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
For the Year Ended December 31, 2013

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
	(In millions)
REVENUES AND OTHER:
Oil and gas production revenues	$4,585	$—	$10,240	$—	$14,825
Equity in net income (loss) of affiliates	722	30	36	(788)	—
Other	(399)	61	27	(4)	(315)
Gain (loss) on divestiture	(670)	—	(561)	—	(1,231)
	4,238	91	9,742	(792)	13,279
OPERATING EXPENSES:
Lease operating expenses	939	—	1,711	—	2,650
Gathering and transportation	61	—	227	—	288
Taxes other than income	190	—	582	—	772
Exploration	332	—	610	—	942
General and administrative	411	—	84	(4)	491
Depreciation, depletion, and amortization	1,668	—	3,389	—	5,057
Asset retirement obligation accretion	67	—	144	—	211
Impairments	60	—	1,383	—	1,443
Transaction, reorganization, and separation	33	—	—	—	33
Financing costs, net	339	5	101	—	445
	4,100	5	8,231	(4)	12,332
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	138	86	1,511	(788)	947
Provision (benefit) for income taxes	(250)	20	1,171	—	941
NET INCOME (LOSS) FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST	388	66	340	(788)	6
Net income from discontinued operations, net of tax	—	—	438	—	438
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST	388	66	778	(788)	444
Preferred stock dividends	44	—	—	—	44
Net income attributable to noncontrolling interest	—	—	56	—	56
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK	$344	$66	$722	$(788)	$344
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK	$360	$66	$722	$(788)	$360

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
			(In millions)
CASH PROVIDED BY CONTINUING OPERATING ACTIVITIES	$98	$18	$2,438	$—	$2,554
CASH PROVIDED BY DISCONTINUED OPERATIONS	—	—	113	—	113
CASH PROVIDED BY OPERATING ACTIVITIES	98	18	2,551	—	2,667
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	(1,500)	—	(2,708)	—	(4,208)
Additions to gas gathering, transmission, and processing facilities	(156)	—	(77)	—	(233)
Proceeds from sale of Kitimat LNG	—	—	854	—	854
Proceeds from sale of Yara Pilbara	—	—	391	—	391
Leasehold and property acquisitions	(313)	—	(54)	—	(367)
Proceeds from sale of oil and gas properties, other	163	—	105	—	268
Investment in subsidiaries, net	6,363	—	—	(6,363)	—
Other	(34)	—	40	—	6
NET CASH USED IN CONTINUING INVESTING ACTIVITIES	4,523	—	(1,449)	(6,363)	(3,289)
NET CASH PROVIDED BY DISCONTINUED OPERATIONS	—	—	4,372	—	4,372
NET CASH USED IN INVESTING ACTIVITIES	4,523	—	2,923	(6,363)	1,083
CASH FLOWS FROM FINANCING ACTIVITIES:
Commercial paper, credit facility, and bank notes, net	(1,570)	—	—	—	(1,570)
Intercompany borrowings	(1,621)	(18)	(4,724)	6,363	—
Payments on fixed rate debt	(939)	—	—	—	(939)
Dividends paid	(377)	—	—	—	(377)
Distributions to noncontrolling interest	—	—	(129)	—	(129)
Other	(3)	—	56	—	53
NET CASH USED IN CONTINUING FINANCING ACTIVITIES	(4,510)	(18)	(4,797)	6,363	(2,962)
NET CASH USED IN FINANCING ACTIVITIES	(4,510)	(18)	(4,797)	6,363	(2,962)
NET INCREASE IN CASH AND CASH
EQUIVALENTS	111	—	677	—	788
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	267	—	412	—	679
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$378	$—	$1,089	$—	$1,467

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2014

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
			(In millions)
CASH PROVIDED BY CONTINUING OPERATING ACTIVITIES	$3,104	$17	$3,892	$—	$7,013
CASH PROVIDED BY DISCONTINUED OPERATIONS	—	—	944	—	944
CASH PROVIDED BY OPERATING ACTIVITIES	3,104	17	4,836	—	7,957
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	(4,364)	—	(4,244)	—	(8,608)
Additions to gas gathering, transmission, and processing facilities	(9)	—	(872)	—	(881)
Proceeds from sale of Deepwater Gulf of Mexico assets	1,360	—	—	—	1,360
Proceeds from sale of Anadarko basin and southern Louisiana assets	1,262	—	—	—	1,262
Leasehold and property acquisitions	(1,475)	—	—	—	(1,475)
Proceeds from sale of oil and gas properties	15	—	455	—	470
Investment in subsidiaries, net	1,132	—	—	(1,132)	—
Other	(186)	—	(113)	—	(299)
NET CASH USED IN CONTINUING INVESTING ACTIVITIES	(2,265)	—	(4,774)	(1,132)	(8,171)
NET CASH PROVIDED BY DISCONTINUED OPERATIONS	—	—	(219)	—	(219)
NET CASH USED IN INVESTING ACTIVITIES	(2,265)	—	(4,993)	(1,132)	(8,390)
CASH FLOWS FROM FINANCING ACTIVITIES:
Commercial paper, credit facility, and bank notes, net	1,570	—	(2)	—	1,568
Intercompany borrowings	—	8	(1,152)	1,144	—
Dividends paid	(365)	—	—	—	(365)
Distributions to noncontrolling interest	—	—	(140)	—	(140)
Treasury stock activity, net	(1,864)	—	—	—	(1,864)
Other	(68)	(28)	157	(12)	49
NET CASH USED IN CONTINUING FINANCING ACTIVITIES	(727)	(20)	(1,137)	1,132	(752)
NET CASH USED IN DISCONTINUED OPERATIONS	—	—	(42)	—	(42)
NET CASH USED IN FINANCING ACTIVITIES	(727)	(20)	(1,179)	1,132	(794)
NET INCREASE (DECREAS) IN CASH AND CASH EQUIVALENTS	112	(3)	(1,336)	—	(1,227)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	155	3	1,748	—	1,906
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$267	$—	$412	$—	$679

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2013

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
			(In millions)
CASH PROVIDED BY CONTINUING OPERATING ACTIVITIES	$1,076	$315	$6,873	$—	$8,264
CASH PROVIDED BY DISCONTINUED OPERATIONS	—	—	1,164	—	1,164
CASH PROVIDED BY OPERATING ACTIVITIES	1,076	315	8,037	—	9,428
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	(3,751)	—	(4,491)	—	(8,242)
Additions to gas gathering, transmission, and processing facilities	(124)	—	(340)	—	(464)
Proceeds from divestiture of Gulf of Mexico Shelf properties	3,702	—	—	—	3,702
Leasehold and property acquisitions	(195)	—	(234)	—	(429)
Proceeds from Kitimat LNG transaction, net		—	396	—	396
Proceeds from sale of oil and gas properties	—	—	307	—	307
Other	(58)	—	(47)	—	(105)
NET CASH USED IN CONTINUING INVESTING ACTIVITIES	(426)	—	(4,409)	—	(4,835)
NET CASH USED IN DISCONTINUED OPERATIONS	—	—	(1,874)	—	(1,874)
NET CASH USED IN INVESTING ACTIVITIES	(426)	—	(6,283)	—	(6,709)
CASH FLOWS FROM FINANCING ACTIVITIES:
Commercial paper, credit facility, and bank notes, net	(501)	—	(8)	—	(509)
Intercompany borrowings	3,056	1	(3,057)	—	—
Payments on fixed rate debt	(1,722)	(350)	—	—	(2,072)
Dividends paid	(360)	—	—	—	(360)
Proceeds from sale of noncontrolling interest	—	—	2,948	—	2,948
Shares repurchased	(997)	—	—	—	(997)
Other	29	37	(45)	—	21
NET CASH USED IN CONTINUING FINANCING ACTIVITIES	(495)	(312)	(162)	—	(969)
NET CASH USED IN DISCONTINUED OPERATIONS	—	—	(4)	—	(4)
NET CASH USED IN FINANCING ACTIVITIES	(495)	(312)	(166)	—	(973)
NET INCREASE IN CASH AND CASH EQUIVALENTS	155	3	1,588	—	1,746
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	—	—	160	—	160
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$155	$3	$1,748	$—	$1,906

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
			(In millions)
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$378	$—	$1,089	$—	$1,467
Receivables, net of allowance	314	—	939	—	1,253
Inventories	34	—	536	—	570
Drilling advances	16	—	156	—	172
Prepaid assets and other	102	—	188	—	290
Intercompany receivable	5,212	—	—	(5,212)	—
	6,056	—	2,908	(5,212)	3,752
PROPERTY AND EQUIPMENT, NET	6,546	—	14,292	—	20,838
OTHER ASSETS:
Intercompany receivable	—	—	10,744	(10,744)	—
Equity in affiliates	16,092	(807)	446	(15,731)	—
Deferred charges and other	96	1,001	813	(1,000)	910
	$28,790	$194	$29,203	$(32,687)	$25,500
LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable	$409	$—	$209	$—	$618
Other current liabilities	539	3	681	—	1,223
Intercompany payable	—	—	5,212	(5,212)	—
	948	3	6,102	(5,212)	1,841
LONG-TERM DEBT	8,418	298	—	—	8,716
DEFERRED CREDITS AND OTHER
NONCURRENT LIABILITIES:
Intercompany payable	10,744	—	—	(10,744)	—
Income taxes	(412)	4	2,937	—	2,529
Asset retirement obligation	271	—	2,291	—	2,562
Other	933	250	179	(1,000)	362
	11,536	254	5,407	(11,744)	5,453
COMMITMENTS AND CONTINGENCIES APACHE SHAREHOLDERS’ EQUITY	7,888	(361)	16,092	(15,731)	7,888
Noncontrolling interest	—	—	1,602	—	1,602
TOTAL EQUITY	7,888	(361)	17,694	(15,731)	9,490
	$28,790	$194	$29,203	$(32,687)	$25,500

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2014

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
			(In millions)
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$267	$—	$412	$—	$679
Receivables, net of allowance	837	—	1,182	—	2,019
Inventories	24	—	657	—	681
Drilling advances	34	1	248	—	283
Assets held for sale	—	—	3,381	—	3,381
Deferred tax asset	612	—	278	—	890
Prepaid assets and other	32	—	97	—	129
Intercompany receivable	4,939	—	—	(4,939)	—
	6,745	1	6,255	(4,939)	8,062
PROPERTY AND EQUIPMENT, NET	12,146	—	22,499	—	34,645
OTHER ASSETS:
Intercompany receivable	819	—	4,002	(4,821)	—
Equity in affiliates	21,346	(2)	324	(21,668)	—
Deferred charges and other	108	1,002	1,447	(1,000)	1,557
	$41,164	$1,001	$34,527	$(32,428)	$44,264
LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable	$748	$10	$352	$—	$1,110
Liabilities held for sale	—	—	428	—	428
Other current liabilities	1,042	1	1,197	—	2,240
Intercompany payable	—	—	4,939	(4,939)	—
	1,790	11	6,916	(4,939)	3,778
LONG-TERM DEBT	10,880	298	—	—	11,178
DEFERRED CREDITS AND OTHER
NONCURRENT LIABILITIES:
Intercompany payable	3,882	120	819	(4,821)	—
Income taxes	3,824	—	1,669	—	5,493
Asset retirement obligation	211	—	2,704	—	2,915
Other	2,082	250	(973)	(1,000)	359
	9,999	370	4,219	(5,821)	8,767
COMMITMENTS AND CONTINGENCIES APACHE SHAREHOLDERS’ EQUITY	18,495	322	21,346	(21,668)	18,495
Noncontrolling interest	—	—	2,046	—	2,046
TOTAL EQUITY	18,495	322	23,392	(21,668)	20,541
	$41,164	$1,001	$34,527	$(32,428)	$44,264